[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403
MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (96.0%)
(Unless Otherwise Noted)
Argentina (0.2%)
Energy Equipment & Services
Tenaris SA ADR		27,200	$962
Austria (0.9%)
Commercial Banks
Raiffeisen International Bank Holding AG		41,294	4,398
Brazil (10.9%)
Airlines
Tam SA ADR	(a)	125,910	4,016
Commercial Banks
Banco Itau Holding Financeira SA (Preference)		85,141	2,549
Banco Itau Holding Financeira SA ADR		149,302	4,479
Banco Nacional SA (Preference)	(a)(d)	61,598,720	@—
Investimentos Itau SA (Preference)		524,316	2,153
Unibanco - Uniao de Bancos Brasileiros SA		102,862	763
Unibanco - Uniao de Bancos Brasileiros SA ADR		79,330	5,871
			15,815
Electric Utilities
CPFL Energia SA		75,610	974
CPFL Energia SA ADR		8,210	315
			1,289
Independent Power Producers & Energy Traders
Tractebel Energia SA		200,300	1,621
Metals & Mining
CVRD ADR		407,934	7,581
CVRD, ‘A’ (Preference)		8,626	160
Gerdau SA (Preference)		106,150	1,435
Gerdau SA ADR		90,640	1,228
			10,404
Multiline Retail
Lojas Americanas SA (Preference)		42,688,300	1,728
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Preference)		140,216	2,614
Petroleo Brasileiro SA ADR (Preference)		151,128	11,572
			14,186
Paper & Forest Products
Votorantim Celulose e Papel SA ADR		22,240	377
Personal Products
Natura Cosmeticos SA		152,300	1,870
Road & Rail
All America Latina Logistica SA		259,200	2,027
			53,333
Chile (0.6%)
Electric Utilities
Enersis SA ADR		234,820	3,100
China (8.1%)
Airlines
Air China Ltd., ‘H’		5,240,000	2,260
Commercial Banks
Bank of China Ltd.	(a)	3,550,000	1,527
China Construction Bank, ‘H’	(b)	6,739,000	2,915
China Merchants Bank Co., Ltd.	(a)	171,900	242
			4,684
Computers & Peripherals
TPV Technology Ltd.		1,803,000	1,713
Food Products
Global Bio-Chem Technology Group Co., Ltd.		3,847,000	1,076
Health Care Equipment & Supplies

Moulin Global Eyecare Holdings	(a)(c)(d)	568,000	@—
Household Durables
Grande Holdings Ltd.		536,000	215
Independent Power Producers & Energy Traders
China Resources Power Holdings Co.		1,887,000	1,996
Insurance
China Life Insurance Co., Ltd.		1,803,000	3,527
PICC Property & Casualty Co., Ltd.	(a)	5,400,000	1,976
Ping An Insurance Group Co. of China Ltd., ‘H’		869,000	3,123
			8,626
Marine
China Shipping Development Co., Ltd., ‘H’		981,000	937
Oil, Gas & Consumable Fuels
China Petroleum & Chemical Corp., ‘H’		4,688,000	2,912
PetroChina Co., Ltd., ‘H’		3,312,000	3,563
			6,475
Real Estate
Shenzhen Investment Ltd.		4,521,000	1,596
Specialty Retail
GOME Electrical Appliances Holdings Ltd.		3,065,000	2,486
Textiles, Apparel & Luxury Goods
Victory City International Holdings Ltd.		1,051,000	341
Wireless Telecommunication Services
China Mobile Hong Kong Ltd.		1,036,000	7,320
			39,725
Colombia (0.5%)
Commercial Banks
BanColombia SA ADR		92,270	2,639
Czech Republic (2.8%)
Commercial Banks
Komercni Banka AS		26,000	3,854
Electric Utilities
CEZ		148,100	5,245
Media
Central European Media Enterprises Ltd.	(a)	68,200	4,573
			13,672
Hungary (0.7%)
Pharmaceuticals
Gedeon Richter Rt.		16,063	3,317
India (6.8%)
Automobiles
Mahindra & Mahindra Ltd.		135,400	2,005
Commercial Banks
HDFC Bank Ltd.		83,500	1,682
ICICI Bank Ltd. ADR		32,000	983
Punjab National Bank Ltd.	(c)	124,500	1,498
UTI Bank Ltd.		174,000	1,437
			5,600
Construction Materials
Gujarat Ambuja Cements Ltd.		411,500	1,047
Electrical Equipment
ABB Ltd.		33,381	2,124
Bharat Heavy Electricals		112,800	5,892
			8,016
Hotels, Restaurants & Leisure
Hotel Leela Venture Ltd.		16,982	25
Household Products
Hindustan Lever Ltd.		430,300	2,410
Industrial Conglomerates
Siemens India Ltd.		62,900	1,471
IT Services
HCL Technologies Ltd.		108,000	1,294
Infosys Technologies Ltd.		73,316	2,953
			4,247
Pharmaceuticals
Cipla Ltd.		246,950	1,411

Glenmark Pharmaceuticals Ltd.		152,000	1,041
			2,452
Road & Rail
Container Corp. of India		31,635	1,163
Thrifts & Mortgage Finance
Housing Development Finance Corp.		50,000	1,669
Tobacco
ITC Limited GDR (Registered)		140,500	560
ITC Ltd.		180,000	736
			1,296
Wireless Telecommunication Services
Bharti Airtel Ltd.	(a)	149,500	1,614
			33,015
Indonesia (3.2%)
Automobiles
PT Astra International Tbk		1,485,600	2,005
Commercial Banks
Bank Central Asia Tbk PT		3,497,000	1,829
Bank Mandiri Persero Tbk PT		5,292,000	1,334
Bank Rakyat Indonesia Tbk PT		3,116,500	1,655
			4,818
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT		6,850,500	6,275
Gas Utilities
Perusahaan Gas Negara Tbk PT		1,055,000	1,378
Machinery
United Tractors Tbk PT		2,124,500	1,393
			15,869
Israel (0.0%)
Aerospace & Defense
Elbit Systems Ltd.		1	@—
Malaysia (0.2%)
Electric Utilities
Tenaga Nasional Bhd		342,750	901
Real Estate
Bandar Raya Developments Bhd		729,000	206
			1,107
Mexico (10.7%)
Commercial Banks
Grupo Financiero Banorte SA de CV, ‘O’		1,063,700	3,329
Food & Staples Retailing
Wal-Mart de Mexico SA de CV, ‘V’		3,873,918	13,179
Wal-Mart de Mexico SA de CV, ADR		101,077	3,437
			16,616
Household Durables
Corp. GEO SA de CV, ‘B’	(a)	545,900	2,296
Media
Grupo Televisa SA, ADR		618,760	13,155
Wireless Telecommunication Services
America Movil SA de CV, ‘L’ ADR		434,131	17,092
			52,488
Morocco (0.9%)
Commercial Banks
Banque Marocaine du Commerce Exterieur		18,240	2,258
Industrial Conglomerates
ONA SA		12,454	1,899
			4,157
Pakistan (1.1%)
Chemicals
Fauji Fertilizer Co., Ltd.		347,400	671
Commercial Banks
National Bank of Pakistan		279,120	1,167
Diversified Telecommunication Services
Pakistan Telecommunication Co., Ltd.		1,180,800	802
Independent Power Producers & Energy Traders
HUB Power Co.		1,044,700	449

Oil, Gas & Consumable Fuels
Oil and Gas Development Co., Ltd.		476,000	1,005
Pakistan Petroleum Ltd.		175,900	683
Pakistan State Oil Co., Ltd.		92,900	479
			2,167
			5,256
Peru (0.5%)
Commercial Banks
Credicorp Ltd.		58,410	2,452
Philippines (0.4%)
Diversified Financial Services
Ayala Corp.		92,170	872
Diversified Telecommunication Services
Philippines Long Distance Telephone Co.		21,040	952
			1,824
Poland (3.3%)
Commercial Banks
Bank Millennium SA		957,740	1,957
Bank Pekao SA		75,089	4,678
Powszechna Kasa Oszczednosci Bank Polski SA		325,316	3,793
			10,428
Media
TVN SA	(a)	131,953	4,445
Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen S.A.		81,843	1,281
			16,154
Russia (12.8%)
Beverages
Efes Breweries International N.V. GDR	(a)	42,366	1,382
Commercial Banks
Sberbank RF		900	1,960
Sberbank RF GDR	(a)	42,850	9,898
			11,858
Electric Utilities
Unified Energy System GDR		84,707	6,184
Food Products
Wimm-Bill-Dann Foods OJSC ADR		103,100	4,590
Media
CTC Media Inc.	(a)	162,700	3,628
Metals & Mining
MMC Norilsk Nickel ADR		8,940	1,162
Oil, Gas & Consumable Fuels
LUKOIL ADR		145,396	10,977
Novatek OAO GDR		145,065	7,217
OAO Gazprom ADR		43,400	1,897
OAO Gazprom ADR (Registered)		243,200	10,531
Surgutneftegaz OJSC ADR		45,631	2,961
			33,583
Paper & Forest Products
Alliance Cellulose Ltd., ‘B’	(c)(d)	156,075	@—
			62,387
South Africa (7.3%)
Construction & Engineering
Aveng Ltd.		551,200	1,946
Group Five Ltd.		348,800	1,567
			3,513
Construction Materials
Pretoria Portland Cement Co., Ltd.		33,000	1,474
Diversified Financial Services
African Bank Investments Ltd.		115,800	329
Electronic Equipment & Instruments
Reunert Ltd.		263,410	2,304
Food & Staples Retailing
Massmart Holdings Ltd.		82,600	604
Food Products
Tiger Brands Ltd.		155,970	2,834

Industrial Conglomerates
African Oxygen Ltd.		6,300	24
Murray & Roberts Holdings Ltd.		460,080	1,890
			1,914
Media
Naspers Ltd., ‘N’		323,960	4,975
Metals & Mining
Gold Fields Ltd.		133,400	2,355
Gold Fields Ltd. ADR		191,193	3,411
Harmony Gold Mining Co., Ltd.	(a)	99,929	1,291
Impala Platinum Holdings Ltd.		13,695	2,259
			9,316
Oil, Gas & Consumable Fuels
Sasol Ltd.		145,750	4,790
Pharmaceuticals
Aspen Pharmacare Holdings Ltd.	(a)	792,420	3,540
			35,593
South Korea (11.6%)
Automobiles
Hyundai Motor Co. (2nd Preference)		31,610	1,650
Beverages
Hite Brewery Co., Ltd.		13,962	1,726
Commercial Banks
Kookmin Bank		42,990	3,389
Shinhan Financial Group Co., Ltd.		89,240	4,023
			7,412
Construction & Engineering
Doosan Heavy Industries & Construction Co., Ltd.		18,810	782
GS Engineering & Construction Corp.		37,360	2,614
			3,396
Food Products
Orion Corp.		9,823	2,263
Household Durables
Woongjin Coway Co., Ltd.		72,730	1,776
Household Products
Shinsegae Co., Ltd.		2,092	1,083
Insurance
Samsung Fire & Marine Insurance Co., Ltd.		19,935	3,065
Internet Software & Services
CDNetworks Co., Ltd.	(a)	15,830	549
NHN Corp.	(a)	18,180	1,908
			2,457
Machinery
Doosan Infracore Co., Ltd.		49,380	978
Hyundai Heavy Industries Co., Ltd.		3,219	446
Hyundai Mipo Dockyard Co.		13,357	1,666
			3,090
Media
Cheil Communications, Inc.		4,152	930
Metals & Mining
Korea Zinc Co., Ltd.		18,410	1,663
Oil, Gas & Consumable Fuels
GS Holdings Corp.		38,010	1,329
SK Corp.		41,880	2,784
			4,113
Personal Products
Amorepacific Corp.	(a)	3,402	1,582
Semiconductors & Semiconductor Equipment
Hynix Semiconductor, Inc.	(a)	34,370	1,355
Samsung Electronics Co., Ltd.		14,604	10,248
Samsung Electronics Co., Ltd. (Preference)		5,268	2,767
			14,370
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.		42,610	1,849
Wireless Telecommunication Services
LG Telecom Ltd.	(a)	157,213	1,836

SK Telecom Co., Ltd.		11,496	2,448
			4,284
			56,709
Taiwan (8.0%)
Airlines
Eva Airways Corp.		294	@—
Commercial Banks
Chang Hwa Commercial Bank	(a)	3,072,000	1,852
Chinatrust Financial Holding Co., Ltd.		422,080	315
Taishin Financial Holdings Co., Ltd.	(a)	1,312,139	664
			2,831
Computers & Peripherals
Acer, Inc.		949,000	1,609
Catcher Technology Co., Ltd.		209,554	1,798
High Tech Computer Corp.		124,800	3,303
Wistron Corp.		1,093,560	1,241
			7,951
Electrical Equipment
Silitech Technology Corp.		1,158	6
Electronic Equipment & Instruments
Delta Electronics, Inc.		1,850,602	5,312
Delta Electronics, Inc. GDR		7,710	111
Everlight Electronics Co., Ltd.		717,060	1,980
Hon Hai Precision Industry Co., Ltd.		221,585	1,349
Tripod Technology Corp.		442,890	1,351
Unimicron Technology Corp.		267,220	330
			10,433
Household Durables
Tsann Kuen Enterprise Co.		649,780	585
Industrial Conglomerates
Far Eastern Textilie Ltd.		1,243,960	923
Insurance
Cathay Financial Holding Co., Ltd.		485,641	973
Shin Kong Financial Holding Co., Ltd.		1,664,043	1,531
			2,504
Leisure Equipment & Products
Largan Precision Co., Ltd.		116,337	2,383
Machinery
King Slide Works Co., Ltd.		86,400	449
Semiconductors & Semiconductor Equipment
Epistar Corp.		467,140	1,531
MediaTek, Inc.		410,300	3,893
Powerchip Semiconductor Corp.		1,461,295	934
Taiwan Semiconductor Manufacturing Co., Ltd.		1,795,000	3,238
Transced Information, Inc.		588,961	1,521
			11,117
			39,182
Thailand (1.2%)
Commercial Banks
Bangkok Bank PCL (Foreign)	(c)	356,700	1,044
Kasikornbank PCL (Foreign)	(c)	445,100	818
Siam Commercial Bank PCL (Foreign)	(c)	489,600	782
			2,644
Construction & Engineering
Italian-Thai Development PCL (Foreign)	(c)	1,255,400	189
Food & Staples Retailing
CP Seven Eleven PCL (Foreign)	(c)	4,864,200	777
Household Durables
Lalin Property PCL (Foreign)	(c)	1,145,300	144
Oil, Gas & Consumable Fuels
PTT Exploration & Production PCL		205,100	579
PTT PCL (Foreign)	(c)	179,400	1,031
			1,610
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	(c)	157,000	376
			5,740

Turkey (3.3%)
Commercial Banks
Turkiye Garanti Bankasi AS		1,156,611	3,421
Turkiye Is Bankasi AS		474,900	2,524
Turkiye Vakiflar Bankasi Tao AS		430,200	1,903
Yapi ve Kredi Bankasi AS	(a)	1,132,686	1,960
			9,808
Construction Materials
Akcansa Cimento AS		228,606	1,087
Food & Staples Retailing
BIM Birlesik Magazalar AS		67,430	2,538
Media
Dogan Yayin Holding	(a)	846,843	2,639
			16,072
TOTAL COMMON STOCKS (Cost $338,930)			469,151
INVESTMENT COMPANIES (1.4%)
India (0.8%)
Morgan Stanley Growth Fund	(a)(e)	4,567,400	4,013
Poland (0.6%)
NFI Empik Media & Fashion SA	(a)	762,586	2,849
TOTAL INVESTMENT COMPANIES (Cost $2,278)			6,862

		Face
		Amount
		(000)
DEBT INSTRUMENTS (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd.
15.00%, (expired maturity) (Cost $408)	(a)(c)(d)	INR	581	@—
SHORT-TERM INVESTMENT (1.8%)
United States (1.8%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $8,901 (Cost $8,737)	(f)		$8,737	8,737
TOTAL INVESTMENTS + (99.2%) (Cost $350,353)				484,750
OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)				3,796
NET ASSETS (100%)				$488,546

(a)                                  Non-income producing security.

(b)                                 144A Security — Certain conditions for public sale must exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Security was valued at fair value — At September 30, 2006, the Fund held $6,659,000 of fair valued securities, representing 1.4% of net assets.

(d)                                 Security has been deemed illiquid at September 30, 2006.

(e)                                  Investment in Security of Affiliated Issuer — The Morgan Stanley Growth Fund, acquired at a cost of $869,540 is advised by an affiliate of the Adviser. During the period ended September 30, 2006, there were no purchases and sold 127,000 shares of this security for a gain of $70,765. The Fund derived no income from this security during  the period ended September 30, 2006.

(f)                                    Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                                         At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $350,353,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $134,397,000 of which $151,274,000 related to appreciated securities and $16,877,000 related to depreciated securities.

@                                    Face Amount/Value is less than $500.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

INR                           Indian Rupee

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	31,181	$14,132	12/13/06	USD	14,066	$14,066	$(66)
USD	262	262	10/2/06	TRY	395	261	(1)
USD	563	563	10/3/06	TRY	853	563	@—
ZAR	2,038	261	10/2/06	USD	267	267	6
ZAR	3,567	458	10/3/06	USD	465	465	7
ZAR	2,455	315	10/4/06	USD	320	320	5
ZAR	1,455	186	10/5/06	USD	189	189	3
ZAR	834	107	10/6/06	USD	107	107	@—
ZAR	106,593	13,635	11/14/06	USD	15,574	15,574	1,939
		$29,919				$31,812	$1,893

BRL	- Brazilian Real
USD	- United States Dollar
TRY	- New Turkish Lira
ZAR	- South African Rand

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2006